U. SELECTED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data

The following tables set forth a summary of the Company’s quarterly financial information for each of the four quarters for the years ended December 31, 2013 and 2012.

	First	Second	Third	Fourth
Year ended December 31, 2012	Quarter	Quarter	Quarter	Quarter
	(in thousands, except percentages, share and per share data)
Revenue	$12,506	$15,638	$16,416	$18,861
Cost of goods sold	8,393	10,938	11,743	13,418
Gross profit	$4,113	$4,700	$4,673	$5,443
Gross margin	32.9%	30.1%	28.5%	28.9%

Operating expenses:
Research and development	$1,574	$1,708	$2,178	$2,144
Sales and marketing	814	806	759	756
General and administrative	1,961	1,947	1,892	2,213
Total operating expenses	$4,349	$4,460	$4,829	$5,112

Income (loss) from operations	$(236)	$240	$(156)	$331
Interest and other income (expense), net	(287)	(332)	(225)	(280)
Net income (loss)	$(523)	$(92)	$(381)	$51

Net loss per share—basic, as revised	$(1.97)	$(0.35)	$(1.43)	$0.20
Net loss per share—diluted, as revised	$(1.97)	$(0.35)	$(1.43)	$0.07
Weighted average shares used to compute net loss per share, as revised:
Basic	265,168	265,590	265,920	265,920
Diluted	265,168	265,590	265,920	695,241

	First	Second	Third	Fourth
Year ended December 31, 2013	Quarter	Quarter	Quarter	Quarter
	(in thousands, except percentages, share and per share data)
Revenue	$14,317	$19,597	$20,766	$23,744
Cost of goods sold	9,732	14,150	14,445	17,068
Gross profit	$4,585	$5,447	$6,321	$6,676
Gross margin	32.0%	27.8%	30.4%	28.1%

Operating expenses:
Research and development	$2,004	$1,898	$2,211	$2,400
Sales and marketing	907	1,053	1,034	1,198
General and administrative	2,374	2,447	2,435	3,375
Total operating expenses	$5,285	$5,398	$5,680	$6,973

Income (loss) from operations	$(700)	$49	$641	$(297)
Interest and other income (expense), net	(294)	(331)	(250)	(223)
Net income (loss)	$(994)	$(282)	$390	$(520)

Net loss per share—basic, as revised	$(3.74)	$(1.04)	$0.04	$(0.04)
Net loss per share—diluted, as revised	$(3.74)	$(1.04)	$0.04	$(0.04)
Weighted average shares used to compute net loss per share, as revised:
Basic	265,920	270,912	8,995,397	12,630,603
Diluted	265,920	270,912	9,154,692	12,630,603